RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of leasing transactions with Ship Finance
A summary of leasing transactions with Ship Finance in the years ended December 31, 2017, 2016 (all of which were in the period subsequent to the Merger) and 2015 are as follows;

(in thousands of $)	2017	2016	2015
Charter hire paid (principal and interest)	75,055	93,545	8,355
Lease termination receipt	—	—	3,266
Lease termination payments	(19,006)	(293)	—
Lease interest expense	25,980	35,417	3,357
Contingent rental income	(26,148)	(18,621)	—
Remaining lease obligation	299,016	422,600	533,251

Schedule of net amounts earned (incurred) from related parties excluding Ship Finance
A summary of net amounts earned (incurred) from related parties for the years ended December 31, 2017, 2016 and 2015 are as follows:

(in thousands of $)	2017	2016	2015
Seatankers Management Co. Ltd	3,420	6,057	460
Ship Finance International Limited	3,473	1,552	(1,226)
Golden Ocean Group Limited	6,671	9,387	1,246
Seatankers Management Norway AS	767	919	(89)
Arcadia Petroleum Limited	—	929	31
Seadrill Limited	470	656	84
Archer Limited	238	235	40
Flex LNG Limited	4,432	1,204	—
Deep Sea Supply Plc	67	130	32
North Atlantic Drilling Ltd	37	48	16
Frontline companies (prior to the Merger)	—	—	(9,562)

Schedule of related party receivables
A summary of balances due from related parties at December 31, 2017 and 2016 is as follows:

(in thousands of $)	2017	2016
Ship Finance International Limited	1,239	1,077
Seatankers Management Co. Ltd	52	1,060
Archer Ltd	88	54
VLCC Chartering Ltd	81	47
Golden Ocean Group Limited	1,953	1,151
Seadrill Limited	489	597
Deep Sea Supply Plc	68	67
Arcadia Petroleum Limited	—	198
Flex LNG Limited	979	741
North Atlantic Drilling Ltd	103	103
Other related parties	16	—
	5,068	5,095

Schedule of Related Party Payables
A summary of balances due to related parties at December 31, 2017 and 2016 is as follows:

(in thousands of $)	2017	2016
Ship Finance International Limited	6,349	15,495
Seatankers Management Co. Ltd	1,345	972
Seadrill Limited	—	5
Golden Ocean Group Limited	1,227	1,631
	8,921	18,103